Summary of Valuation Allowances (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Ending Balance	$ 583,172,000	$ 621,719,000
Valuation Allowance of Deferred Tax Assets
Income Taxes [Line Items]
Beginning Balance	621,700,000	648,900,000
Additions
Deductions	(38,500,000)	(27,200,000)
Ending Balance	$ 583,200,000	$ 621,700,000